FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts — recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts — recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$3,073	$—	$3,073	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(18)	—	(18)	—

Total	$3,055	$—	$3,055	$—

Amounts Related to Derivative Instruments Affecting Consolidated Statements of Operations

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012:

Derivative Type	Amount of Gain on Derivatives Recognized in Income
	2010	2011	2012
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts —recorded in other income, net	$2,773	$4,712	$5,337

Notional and Fair Value of Deliverable and Non-Deliverable Foreign-Exchange Forward Contracts and Option

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contracts	$55,000	$1,185
As of December 31, 2011	Non-deliverable foreign-exchange forward contracts and options	$243,539	$(184)

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2012	Deliverable foreign-exchange forward contracts	$155,000	869
As of December 31, 2012	Non-deliverable foreign-exchange forward contracts and options	$150,000	2,186

Assets Measured Fair Value on Non Recurring Basis

The following table presents the Company’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Acquired intangibles	$2,138	$—	$—	$2,138	$1,754
Goodwill	6,266		—	6,266	1,661

Total	$8,404	$—	$—	$8,404	$3,415